Debt - Summary of Total Debt (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt	$ 26,053	$ 24,854
Total Bonds
Debt Instrument [Line Items]
Debt	9,582	7,710
Asset-backed debt
Debt Instrument [Line Items]
Debt	11,922	11,757
Other debt
Debt Instrument [Line Items]
Debt	4,549	5,387
Intersegment debt
Debt Instrument [Line Items]
Debt	0	0
Industrial Activities
Debt Instrument [Line Items]
Debt	8,288	6,558
Industrial Activities | Total Bonds
Debt Instrument [Line Items]
Debt	6,366	5,061
Industrial Activities | Asset-backed debt
Debt Instrument [Line Items]
Debt	0	0
Industrial Activities | Other debt
Debt Instrument [Line Items]
Debt	905	165
Industrial Activities | Intersegment debt
Debt Instrument [Line Items]
Debt	1,017	1,332
Financial Services
Debt Instrument [Line Items]
Debt	19,638	20,748
Financial Services | Total Bonds
Debt Instrument [Line Items]
Debt	3,216	2,649
Financial Services | Asset-backed debt
Debt Instrument [Line Items]
Debt	11,922	11,757
Financial Services | Other debt
Debt Instrument [Line Items]
Debt	3,644	5,222
Financial Services | Intersegment debt
Debt Instrument [Line Items]
Debt	$ 856	$ 1,120